Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

	Total Carrying Value in Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets:
Tribute warrant	$265	$—	$—	$265
Available-for-sale securities	3,000	—	3,000	—

Financial Liabilities:
Warrant Liability	$288	$—	$—	$288

	Total Carrying Value in Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets:
Tribute warrant	$204	$-	$-	$204
Available-for-sale securities	3,119	-	3,119	-

Financial Liabilities:
Warrant liability	$292	$-	$-	$292

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The changes on the value of the Tribute warrant asset during the nine months ended September 30, 2013 were as follows (in thousands):

Fair value - beginning of period	$—
Issuances	334
Change in fair value	(69)
Fair value - end of period	$265

The changes on the value of the warrant liability during the nine months ended September 30, 2013 were as follows (in thousands):

Fair value - beginning of period	$—
Issuances	232
Change in fair value	56
Fair value - end of period	$288

Fair value – beginning of period	$-
Issuances	334
Change in fair value	(130)
Fair value – end of period	$204
Fair value – beginning of period	$-
Issuances	232
Change in fair value	60
Fair value – end of period	$292

Fair Value, by Balance Sheet Grouping [Table Text Block]

	Carry Value	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and restricted cash	10,528	10,528	10,528	—	—
Finance receivables	20,179	20,218	—	—	20,218
Marketable investments	3,000	3,000	—	3,000	—
Other assets	265	265	—	—	265

Financial Liabilities
Warrant liability	$288	$288	$—	$—	$288

	Carry Value		Fair Value		Level 1		Level 2		Level 3
Financial Assets	$		$		$		$		$
Cash and restricted cash		7,664		7,664		7,664		-		-
Finance receivables		29,286		29,324		-		-		29,324
Marketable investments		3,119		3,119		-		3,119		-
Other assets		204		204		-		-		204

Financial Liabilities
Warrant liability		$292		$292		$-		$-		$292